UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08390

Cash Management Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments

Cash Management Portfolio                                                                                                      as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Commercial Paper — 95.8%

Principal
Amount
(000’s omitted)	Security	Value
Automotive — 3.9%
$5,000	Toyota Motor Credit Co., 5.245%, 10/5/06	$4,997,086
		$4,997,086
Banks and Money Services — 71.0%
4,787	Abbey National North America, LLC, 5.26%, 10/4/06	4,784,902
2,748	American Express Credit Corp., 5.25%, 10/11/06	2,743,993
4,137	Barclays U.S. Funding, LLC, 5.27%, 10/16/06	4,127,916
5,150	Barton Capital Corp., 5.31%, 10/12/06 (1)	5,141,644
6,000	BNP Paribas Finance, Inc., 5.25%, 10/25/06	5,979,000
3,693	CAFCO, LLC, 5.27%, 10/6/06 (1)	3,690,297
1,450	CAFCO, LLC, 5.30%, 10/13/06 (1)	1,447,438
5,000	CIESCO, LLC, 5.25%, 10/27/06 (1)	4,981,042
3,845	Countrywide Financial Corp., 5.31%, 10/5/06	3,842,731
5,000	CRC Funding, LLC, 5.26%, 10/23/06 (1)	4,983,928
6,000	HSBC Finance Corp., 5.25%, 10/12/06	5,990,375
6,144	ING (U.S.) Funding, LLC, 5.24%, 10/19/06	6,127,903
3,970	Kittyhawk Funding Corp., 5.26%, 10/20/06 (1)	3,958,979
1,163	Kittyhawk Funding Corp., 5.27%, 10/11/06 (1)	1,161,297
1,500	Novartis Finance Corp., 5.37%, 10/2/06 (1)	1,499,776
5,000	Old Line Funding Corp, LLC., 5.27%, 10/10/06 (1)	4,993,412
3,150	Ranger Funding Co., LLC, 5.26%, 10/5/06 (1)	3,148,159
1,920	Ranger Funding Co., LLC, 5.27%, 10/16/06 (1)	1,915,784
4,600	Sheffield Receivables Corp., 5.26%, 10/16/06 (1)	4,589,918
5,111	Societe Generale N.A., 5.25%, 10/3/06	5,109,509
3,557	UBS Finance Delaware, LLC, 5.25%, 10/24/06	3,545,069
2,560	UBS Finance Delaware, LLC, 5.28%, 10/3/06	2,559,249
1,175	Yorktown Capital, LLC, 5.26%, 10/6/06 (1)	1,174,142
3,950	Yorktown Capital, LLC, 5.26%, 10/27/06 (1)	3,934,994
		$91,431,457
Electric Utilities — 2.9%
2,375	Southern Co., 5.25%, 10/3/06 (1)	2,374,307
1,434	Southern Co., 5.26%, 10/13/06 (1)	1,431,486
		$3,805,793
Household Products — 0.9%
1,125	Fortune Brands, Inc., 5.35%, 11/13/06 (1)	1,117,811
		$1,117,811
Industrial Equipment — 3.4%
3,200	Alcoa, Inc., 5.30%, 10/27/06	3,187,751
1,150	Ingersoll-Rand Co. Ltd., 5.35%, 10/23/06 (1)	1,146,240
		$4,333,991

1

Insurance — 13.7%
$2,550	Ace Ltd., 6.00%, 4/1/07	$2,631,281
6,300	American General Finance Corp., ECN, 5.30%, 10/16/06 (1)	6,286,088
3,600	Metropolitan-Life Funding, Inc., 5.25%, 10/23/06	3,588,450
3,000	Prudential Financial, Inc., 5.28%, 10/11/06 (1)	2,995,600
2,190	Prudential Funding, Inc., 5.35%, 10/2/06	2,189,675
		$17,691,094
Total Commercial Paper (amortized cost $123,377,232)		$123,377,232

U.S. Government Agency Obligations — 3.1%

Principal
Amount
(000’s omitted)	Security	Value
$2,500	FHLB, 5.50%, 7/27/07	$2,500,000
1,500	FNMA, 5.62%, 9/4/07	1,500,000
Total U.S. Government Agency Obligations (amortized cost, $4,000,000)		$4,000,000

Time Deposit — 1.1%

Principal
Amount
(000’s omitted)	Security	Value
$1,427	Investors Bank and Trust Company Time Deposit, 5.37%, 10/2/06	$1,427,000
Total Time Deposit (amortized cost, $1,427,000)		$1,427,000
Total Investments — 100.0% (amortized cost $128,804,232)(2)		$128,804,232
Other Assets, Less Liabilities — (0.0)%		$(64,139)
Net Assets — 100.0%		$128,740,093

ECN	—	Extendible Commercial Note
FHLB	—	Federal Home Loan Bank
FNMA	—	Federal National Mortgage Association (Fannie Mae)
(1)

A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Portfolio's Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

(2)		Cost for federal income taxes is the same.

The Portfolio did not have any open financial instruments at September 30, 2006.

2

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cash Management Portfolio

By:	/s/ Elizabeth S. Kenyon
Elizabeth S. Kenyon
President and Principal Executive Officer

Date:	November 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth S. Kenyon
Elizabeth S. Kenyon
President and Principal Executive Officer

Date:	November 22, 2006

By:	/s/ Kristin S. Anagnost
Kristin S. Anagnost
Treasurer and Principal Financial Officer

Date:	November 22, 2006